Nature of operations and going concern (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 08, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about nature of operations [Line Items]
Net loss		$ (68,738)	$ (50,565)
Working capital (deficit)		(75,883)	(20,972)
Debt maturing within the next twelve months		$ 107,066	$ 74,780
Declined vanadium prices		10.00%
Subsequent events [Member]
Disclosure of information about nature of operations [Line Items]
Maximum proceeds from at-the-market equity offering program	$ 60,000	$ 60,000